Contingent Liabilities and Financial Commitments - Brazil Souza Cruz - Additional Information (Details) £ in Millions	12 Months Ended
Dec. 31, 2019 GBP (£)
Disclosure Of Commitments And Contingencies [Abstract]
Overpaid taxes refunded	£ 86
Potential asset estimated retrospectively on overpaid taxes	£ 723